DERIVATIVES AND HEDGING (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivative [Line Items]
Derivative instruments	$ 12,024	$ 20,168
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	12,024	20,168
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	0	0
Foreign exchange contracts | Prepaid expenses and other current assets | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	$ 12,024	$ 20,168